Pension Plans And Other Postretirement Benefits (Tables)	12 Months Ended
Dec. 31, 2012
Pension Plans And Other Postretirement Benefits [Abstract]
Schedule Of Defined Benefit Plan Disclosures

	Defined Benefit Pension Plan		Other Postretirement Benefit Plans
(In thousands)	Year Ended December 31, 2012	November 1, 2011 to December 31, 2011	Year Ended December 31, 2012	November 1, 2011 to December 31, 2011
Change in benefit obligations:
Benefit obligations, beginning of period	$64,061	$60,181	$12,511	$12,157
Service cost	2,043	312	78	12
Interest cost	2,698	451	525	91
Actuarial loss	5,942	3,528	201	318
Benefits paid, net	(2,475)	(411)	(441)	(67)
Curtailment gain	(8,519)	-	-	-
Transfer	761	-	-	-
Benefit obligations, end of period	64,511	64,061	12,874	12,511

Change in plan assets:
Fair value of plan assets, beginning of period	45,109	45,531	-	-
Actual return on plan assets	6,610	(11)	-	-
Employer contributions	2,000	-	441	67
Benefits paid	(2,492)	(411)	(441)	(67)
Transfer	448	-	-	-
Fair value of plan assets, end of period	51,675	45,109	-	-

Funded status:
Total liability, end of period	$12,836	$18,952	$12,874	$12,511

Schedule Of Net Periodic Benefit Cost

	Defined Benefit Pension Plan		Other Postretirement Benefit Plans
(In thousands)	Year Ended December 31, 2012	November 1, 2011 to December 31, 2011	Year Ended December 31, 2012	November 1, 2011 to December 31, 2011
Components of net periodic benefit cost:
Service cost	$2,043	$312	$78	$12
Interest cost	2,698	451	525	91
Expected return on plan assets	(3,517)	(571)	-	-
Amortization of loss	1,481	197	-	-
Net periodic benefit cost	$2,705	$389	$603	$103

Schedule Of Assumptions Used

	Defined Benefit Pension Plan		Other Postretirement Benefit Plans
	December 31, 2012	December 31, 2011	December 31, 2012	December 31, 2011
Discount rate	3.85%	4.30%	3.85%	4.30%
Rate of compensation increase	3.00%	3.00%	N/A	N/A

The assumptions used in the measurements of the Company’s net cost for the consolidated statement of operations for the year ended December 31, 2012 and for the period November 1, 2011 through December 31, 2011 are:

	Defined Benefit Pension Plan		Other Postretirement Benefit Plans
	Year Ended December 31, 2012	November 1, 2011 to December 31, 2011	Year Ended December 31, 2012	November 1, 2011 to December 31, 2011
Discount rate	4.30%	4.60%	4.30%	4.60%
Expected return on plan assets	7.75%	7.75%	N/A	N/A
Rate of compensation increase	3.00%	3.00%	N/A	N/A

Schedule Of Plan Asset Allocation

(Dollars in thousands)	December 31, 2012		December 31, 2011
Asset Category	Actual Allocation	Fair Value	Actual Allocation	Fair Value
Large Cap Value	32%	$16,395	34%	$15,088
Large Cap Blend	16%	8,169	17%	7,536
Mid Cap Blend	6%	3,149	6%	2,846
Small Cap Blend	4%	2,134	4%	1,896
Foreign Stock - Large Cap	7%	3,696	7%	3,040
Bond	32%	16,405	29%	13,281
Cash and cash equivalents	3%	1,727	3%	1,422
Total	100%	$51,675	100%	$45,109

The actual and target allocation for plan assets is broadly defined and measured as follows:

	December 31, 2012		December 31, 2011
Asset Category	Actual Allocation	Target Allocation	Actual Allocation
Equity securities	65%	65%	67%
Bond securities and cash equivalents	35%	35%	33%
Total	100%	100%	100%

Schedule Of Expected Future Benefit Payments

(In thousands) Year	Defined Benefit Pension Plan	Other Postretirement Benefit Plans
2013	$2,665	$553
2014	2,696	544
2015	2,785	533
2016	2,937	555
2017	3,009	583
2018-2022	$15,855	$3,159